Consolidated Statements of Changes in Equity $ in Millions		USD ($) shares	Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Cumulative Effect Adjustment To Equity Amendments To IAS 37 USD ($)	[1]	Issued capital [member] USD ($) shares		Issued capital [member] Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($) shares	Share Premium USD ($)	Share Premium Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Retained Earnings USD ($)	Retained Earnings Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Retained Earnings Cumulative Effect Adjustment To Equity Amendments To IAS 37 USD ($)	[1]	Other Reserves USD ($)	Other Reserves Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Capital Redemption Reserve USD ($)	Capital Redemption Reserve Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Cash Flow Hedge Reserve USD ($)		Cash Flow Hedge Reserve Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Other Components of Equity USD ($)		Other Components of Equity Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Total equity attributable to equity holders of the company USD ($)		Total equity attributable to equity holders of the company Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Total equity attributable to equity holders of the company Cumulative Effect Adjustment To Equity Amendments To IAS 37 USD ($)	[1]	Non-controlling interest USD ($)	Non-controlling interest Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)
Balance at Mar. 31, 2022		$ 9,994	$ 9,992	$ (2)		$ 328		$ 328	$ 337	$ 337	$ 11,672	$ 11,670	$ (2)		$ 1,170	$ 1,170	$ 21	$ 21	$ 1		$ 1	$ (3,588)		$ (3,588)	$ 9,941		$ 9,939	$ (2)		$ 53	$ 53
Balance, Shares at Mar. 31, 2022 | shares	[2]					4,193,012,929		4,193,012,929
Changes in equity for the year
Net Profit		2,983									2,981														2,981					2
Remeasurement of the net defined benefit liability/asset, net*	[3]	4																				4			4
Equity instruments through other comprehensive income, net* (Refer to Notes 2.2 and 2.18)	[3]	(3)																				(3)			(3)
Fair value changes on investments, net* (Refer to Notes 2.2 and 2.18)	[3]	(30)																				(30)			(30)
Fair value changes on derivatives designated as cash flow hedge, net* (Refer to Notes 2.3 and 2.18)	[3]	(1)																	(1)						(1)
Exchange differences on translation of foreign operations		(697)																				(697)			(697)
Total comprehensive income		2,256									2,981								(1)			(726)			2,254					2
Shares issued on exercise of employee stock options (Refer to note 2.17)		4							4																4
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares | shares	[2]					3,801,344
Buyback of equity shares (Refer to Note 2.15)	[4]	(1,394)				$ (3)			(41)		(1,350)														(1,394)
Buyback of equity shares (Refer to note 2.15), Shares | shares	[2],[4]					(60,426,348)
Transaction cost relating to buyback* (Refer to Note 2.15)	[3]	(3)							(3)																(3)
Amount transferred to capital redemption reserve upon buyback (Refer to Note 2.15)											(3)						3
Transfer to other reserves											(380)				380
Transfer from other reserves on utilization											180				(180)
Employee stock compensation expense (Refer to note 2.17)		63							63																63
Income tax benefit arising on exercise of stock options		6							6																6
Dividends paid to non-controlling interest of subsidiary		(3)																												(3)
Dividends	[1]	(1,697)									(1,697)														(1,697)
Balance at Mar. 31, 2023		9,224				$ 325			366		11,401				1,370		24					(4,314)			9,172					52
Balance, Shares at Mar. 31, 2023 | shares	[2]					4,136,387,925
Changes in equity for the year
Net Profit		3,169									3,167														3,167					2
Remeasurement of the net defined benefit liability/asset, net*	[3]	15																				15			15
Equity instruments through other comprehensive income, net* (Refer to Notes 2.2 and 2.18)	[3]	2																				2			2
Fair value changes on investments, net* (Refer to Notes 2.2 and 2.18)	[3]	17																				17			17
Fair value changes on derivatives designated as cash flow hedge, net* (Refer to Notes 2.3 and 2.18)		1																	1	[3]		1	[3]		1	[3]
Exchange differences on translation of foreign operations		(117)																				(116)			(116)					(1)
Total comprehensive income		3,087									3,167								1			(82)			3,086					1
Shares issued on exercise of employee stock options (Refer to note 2.17)		1							1																1
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares | shares	[2]					3,562,710
Transferred on account of options not exercised									(19)		19
Transfer to other reserves											(357)				357
Transfer from other reserves on utilization											104				(104)
Employee stock compensation expense (Refer to note 2.17)		77							77																77
Buyback of shares pertaining to non controlling interest of subsidiary		(2)																												(2)
Dividends paid to non-controlling interest of subsidiary		(5)																												(5)
Dividends	[5]	(1,777)									(1,777)														(1,777)
Balance at Mar. 31, 2024		$ 10,605				$ 325			425		12,557				1,623		24		1			(4,396)			10,559					46
Balance, Shares at Mar. 31, 2024 | shares		4,139,950,635				4,139,950,635	[2]
Changes in equity for the year
Net Profit		$ 3,162									3,158														3,158					4
Remeasurement of the net defined benefit liability/asset, net*	[3]	(11)																				(11)			(11)
Equity instruments through other comprehensive income, net* (Refer to Notes 2.2 and 2.18)	[3]	2																				2			2
Fair value changes on investments, net* (Refer to Notes 2.2 and 2.18)	[3]	24																				24			24
Fair value changes on derivatives designated as cash flow hedge, net* (Refer to Notes 2.3 and 2.18)	[3]	(3)																	(3)						(3)
Exchange differences on translation of foreign operations		(198)																				(198)			(198)
Total comprehensive income		2,976									3,158								(3)			(183)			2,972					4
Shares issued on exercise of employee stock options (Refer to note 2.17)		1							1																1
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares | shares	[2]					3,656,893
Transferred on account of options not exercised									(23)		23
Transfer to other reserves											(9)				9
Transfer from other reserves on utilization											104				(104)
Employee stock compensation expense (Refer to note 2.17)		93							93																93
Income tax benefit arising on exercise of stock options		4							4																4
Transferred from other reserves to retained earnings											357				(357)
Dividends	[5]	(2,424)									(2,424)														(2,424)
Balance at Mar. 31, 2025		$ 11,255				$ 325			$ 500		$ 13,766				$ 1,171		$ 24		$ (2)			$ (4,579)			$ 11,205					$ 50
Balance, Shares at Mar. 31, 2025 | shares		4,143,607,528				4,143,607,528	[2]

[1]	Impact on account of adoption of amendment to IAS 37 Provisions, Contingent Liabilities and Contingents Assets
[2]	excludes treasury shares of 9,655,927 as of March 31, 2025, 10,916,829 as of March 31, 2024, 12,172,119 as of March 31, 2023, and 13,725,712 as of April 1, 2022, held by consolidated trust.
[3]	net of taxes
[4]	including tax on buyback $264 million for the years ended March 31, 2023.
[5]	net of treasury shares